Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Combined Results of Operations and Financial Position Reported By Investees Accounted Using Equity Method (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net revenue	$ 24,285	$ 26,149	$ 27,831
Net income (loss)	(438)	1,454	1,099
Statement of Financial Position [Abstract]
Total Assets	48,719	47,352
Total Liabilities	43,690	41,196
Total Equity	4,989	6,121	5,068	$ 4,232
Unconsolidated Subsidiaries and Affiliates
Income Statement [Abstract]
Net revenue	2,716	2,480	2,875
Income before taxes	133	71	150
Net income (loss)	50	29	$ 109
Statement of Financial Position [Abstract]
Total Assets	8,529	7,709
Total Liabilities	7,449	6,611
Total Equity	$ 1,080	$ 1,098